                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED OCTOBER 23, 2007
                                    TO THE
              VARIABLE ANNUITY CONTRACT PROSPECTUSES LISTED BELOW

This supplement describes a change to federal tax regulations that affects certain qualified contracts issued as Tax Sheltered Annuities under section 403(b) of the Internal Revenue Code.

Recently, the IRS announced new regulations affecting 403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             5 Park Plaza, Suite 1900              (800) 343-8496
             Irvine, CA 92614

                                                                    SUPP-403BGW

Contracts issued by First MetLife Investors Insurance Company (First MetLife Investors Variable Annuity Account One):

    First COVA VA Prospectus dated May 1, 2002 (as supplemented)
    First Cova Custom-Select VA Prospectus dated May 1, 2002 (as supplemented) First Cova Russell-Select VA Prospectus dated May 1, 2002 (as supplemented) Class AA (old) Prospectus dated May 1, 2002 (as supplemented)
    Class B (old) Prospectus dated May 1, 2002 (as supplemented)
    Class VA (old) Prospectus dated May 1, 2002 (as supplemented)

Contracts issued by MetLife Investors Insurance Company (MetLife Investors Variable Annuity Account One):

    COVA VA SPDA Prospectus dated May 1, 1998 (as supplemented)
    COVA Series A Prospectus dated May 1, 2000 (as supplemented)
    COVA VA Prospectus dated April 30, 2007 (as supplemented)
    Firstar Summit VA Prospectus dated April 30, 2007 (as supplemented) Premier Advisor VA Prospectus dated April 30, 2007 (as supplemented) Destiny Select VA Prospectus dated April 30, 2007 (as supplemented) Prevail VA Prospectus dated April 30, 2007 (as supplemented) Navigator-Select VA Prospectus dated April 30, 2007 (as supplemented) Russell-Select VA Prospectus dated April 30, 2007 (as supplemented) Custom-Select VA Prospectus dated April 30, 2007 (as supplemented)

Contracts issued by MetLife Investors Insurance Company (MetLife Investors Variable Annuity Account Five):

    COVA VA Prospectus dated November 9, 2006 (as supplemented)
    Premier Advisor VA Prospectus dated November 9, 2006 (as supplemented) Navigator-Select VA Prospectus dated November 9, 2006 (as supplemented) Russell-Select VA Prospectus dated November 9, 2006 (as supplemented) Custom-Select VA Prospectus dated November 9, 2006 (as supplemented) COVA Series A Prospectus dated November 9, 2006 (as supplemented)

Contracts issued by MetLife Investors USA Insurance Company (MetLife Investors USA Separate Account A):

    SF 101 Group Flexible Payment VA Prospectus dated May 1, 2000 (as supplemented)
    Ultimate Annuity Prospectus dated November 6, 1996 (as supplemented) Foresight Prospectus dated May 1, 2001 (as supplemented)
    SecurAnnuity Prospectus dated May 1, 2000 (as supplemented)
    Group Flexible Payment VA-234 Prospectus dated May 1, 2002 (as supplemented) Investors Choice Prospectus dated April 30, 2007 (as supplemented)
    Capital Strategist Prospectus dated April 30, 2007 (as supplemented)
    Imprint Prospectus dated April 30, 2007 (as supplemented)
    Strive Prospectus dated April 30, 2007 (as supplemented)
    Sunshine Plan 236 Prospectus dated May 1, 2002 (as supplemented)
    Flexible Value Prospectus dated May 1, 2004 (as supplemented)